Inventory	9 Months Ended
Sep. 30, 2023
Inventory [Abstract]
INVENTORY
4.	INVENTORY

	September 30, 2023	December 31, 2022
Finished products	$2,601,980	$7,392,002
Impairment of finished products	-	(3,555,683)
Accessories and spare parts	299,934	675,001
Impairment of accessories and spare parts	-	(418,770)
Total	$2,901,914	$4,092,550